UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
Jonathan Kreider
President and Chief Executive Officer
Great-West Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: December 31, 2021

Item 1. REPORTS TO STOCKHOLDERS
GREAT-WEST FUNDS, INC.
Great-West T. Rowe Price Mid Cap Growth Fund
(Institutional Class, Investor Class and Class L)
Annual Report
December 31, 2021
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Management Discussion
The Fund’s sub-adviser is T. Rowe Price Associates, Inc. (“T. Rowe Price”)
Fund Performance
For the twelve-month period ended December 31, 2021, the Fund (Investor Class shares) returned 14.83%, relative to a 12.73% return for the Russell Midcap® Growth Index, the Fund’s benchmark index.
T. Rowe Price Commentary
Performance: For the twelve-month period ended December 31, 2021, the Fund outperformed its benchmark index. Broadly speaking, stock selection and sector allocation contributed to relative results. At the sector level, communication services, consumer discretionary, and financials contributed to relative results, while health care and industrials and business services detracted from relative performance.
Market Environment: Even though the coronavirus pandemic continued, major U.S. stock indexes climbed in 2021, extending the brisk rebound that started in March 2020. Many indexes repeatedly reached record highs throughout the year. Equities advanced as the economy reopened and recovered - facilitated by the rollout of coronavirus vaccines and some federal fiscal relief - and as corporations reported robust earnings growth. Elevated inflation, which stemmed in part from shortages of some goods and materials and global supply chain disruptions; the emergence of variants of the coronavirus; and the Federal Reserve’s decision to taper its monthly asset purchases starting in November were among the factors that occasionally weighed on the financial markets.
Portfolio Review: Stock selection and an underweight allocation within communication services was the largest contributor to relative performance. Shares of Liberty Media Formula One Corp, which controls the exclusive commercialization of the immensely popular F1 motorsport races, gained ground over the period as vaccinations enabled the return of in-person sporting events.
Strong stock selection in the consumer discretionary sector also aided relative performance. Shares of electric vehicle original equipment manufacturer Rivian Automotive spiked upon its recent initial public offering. The company benefits from the powerful secular trend of electrification. In our view, the company’s experienced management team and strong partnerships bode well for future growth.
Stock choices in the financials sector and an overweight allocation boosted relative results, led by KKR. Within financials, the majority of our exposure is in the capital markets and insurance industries.
Stock selection in health care weighed on the Fund in the period. Shares of medical supply company Teleflex have been volatile since the spring, when a resurgence of coronavirus cases prompted fears that elective and noncritical medical visits and procedures would be cancelled or postponed, curtailing demand for the company’s products.
Stock selection in industrials and business services also weighed on relative performance, led by Clarivate, although an overweight allocation partially offset the losses. Clarivate is a leading provider of intellectual property and scientific information, analytical tools, and services for academia, businesses, and governments. Shares pulled back on factors including a deceleration in subscription growth, concerns regarding the acquisition of ProQuest, and a secondary share offering.

Outlook: It was a volatile quarter, and many mid- and small-cap benchmarks fell into technical correction before rebounding into year-end. The dominance of expensive and aggressive growth names in the first half of the quarter gave way to quality and durable growth companies in the latter half. While there are signs that we may have begun a correction in the most expensive, growth-at-any-price stocks, we believe that we are likely still in the early innings and that it will not proceed in a straight line. Global markets face more uncertain prospects in 2022. Higher inflation, a shift toward monetary tightening, and new coronavirus variants all pose potential challenges for economic growth and earnings. Regardless of the environment, our focus remains on owning quality companies with durable growth prospects and prudent balance sheets. We pay careful attention to risk and valuation relative to growth prospects and believe this disciplined approach will continue to serve clients well over the long term.
The views and opinions in this report were current as of December 31, 2021 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000 (unaudited)
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Note: Performance for the Class L and Institutional Class shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2021 (unaudited)
	One Year	Five Year	Ten Year / Since Inception(a)
Institutional Class	15.26%	18.29%	14.60%
Investor Class	14.83%	17.86%	16.22%
Class L	14.70%	17.61%	15.94%
(a) Institutional Class inception date was May 1, 2015.
Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Sector as of December 31, 2021 (unaudited)
Sector	Percentage of Fund Investments
Consumer, Non-cyclical	30.13%
Industrial	19.93
Technology	19.78
Consumer, Cyclical	16.31
Financial	5.88
Communications	5.04
Basic Materials	0.76
Government Money Market Mutual Funds	0.70
Utilities	0.26
Energy	0.16
Short Term Investments	1.05
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2021 to December 31, 2021).

Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(07/01/21)	(12/31/21)	(07/01/21 – 12/31/21)
Institutional Class
Actual	$1,000.00	$1,056.70	$3.47
Hypothetical (5% return before expenses)	$1,000.00	$1,021.80	$3.41
Investor Class
Actual	$1,000.00	$1,054.30	$5.28
Hypothetical (5% return before expenses)	$1,000.00	$1,020.10	$5.19
Class L
Actual	$1,000.00	$1,053.50	$6.57
Hypothetical (5% return before expenses)	$1,000.00	$1,018.80	$6.46
* Expenses are equal to the Fund's annualized expense ratio of 0.67% for the Institutional Class, 1.02% for the Investor Class and 1.27% for the Class L shares, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period.
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.
GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND
Schedule of Investments
As of December 31, 2021
Shares		Fair Value
COMMON STOCK
Basic Materials — 0.75%
66,193	Kirkland Lake Gold Ltd	$ 2,776,796
121,100	RPM International Inc	12,231,100
		15,007,896
Communications — 4.98%
399,700	Corning Inc	14,880,831
457,811	Deliveroo PLC(a)(b)	1,306,257
21,000	DoorDash Inc Class A(b)	3,126,900
61,100	Etsy Inc(b)	13,377,234
130,796	Farfetch Ltd Class A(b)	4,372,510
67,500	IAC/InterActiveCorp (b)	8,822,925
234,600	Liberty Media Corp-Liberty Formula One Class C(b)	14,836,104
52,700	Match Group Inc(b)	6,969,575
73,400	Spotify Technology SA(b)	17,177,802
71,400	Trade Desk Inc Class A(b)	6,543,096
75,400	Upwork Inc(b)	2,575,664
66	Venture Global LNG Inc Series B(b)(c)(d)	392,711
410	Venture Global LNG Inc Series C(b)(c)(d)	2,439,570
191,588	Vimeo Inc(b)	3,440,921
		100,262,100
Consumer, Cyclical — 13.84%
39,300	Aptiv PLC(b)	6,482,535
91,800	Bath & Body Works Inc	6,406,722
108,500	Burlington Stores Inc(b)	31,628,835
107,200	Casey's General Stores Inc	21,155,920
11,000	Chipotle Mexican Grill Inc(b)	19,230,750
14,200	Deckers Outdoor Corp(b)	5,201,602
105,800	Dollar General Corp	24,950,814
112,200	Dollar Tree Inc(b)	15,766,344
25,800	Domino's Pizza Inc	14,559,714
131,000	DraftKings Inc Class A(b)	3,598,570
35,100	Five Below Inc(b)	7,261,839
206,700	Hilton Worldwide Holdings Inc(b)	32,243,133
10,400	Lululemon Athletica Inc(b)	4,071,080
354,300	MGM Resorts International	15,900,984
104,891	Olaplex Holdings Inc(b)	3,055,475
19,546	On Holding AG Class A(b)	739,034
23,500	O'Reilly Automotive Inc(b)	16,596,405
67,289	Peloton Interactive Inc Class A(b)	2,406,255
96,000	Ross Stores Inc	10,970,880
377,100	Southwest Airlines Co(b)	16,154,964
43,900	Vail Resorts Inc	14,394,810
62,600	VF Corp	4,583,572
22,693	Warby Parker Inc Class A(b)(e)	1,056,586
		278,416,823
Consumer, Non-Cyclical — 29.79%
275,100	Acadia Healthcare Co Inc(b)	16,698,570
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
69,105	Agilon Health Inc(b)	$ 1,865,835
170,600	Alcon Inc(e)	14,862,672
350,500	Alkermes PLC(b)	8,152,630
84,800	Alnylam Pharmaceuticals Inc(b)	14,380,384
33,500	Argenx SE ADR(b)	11,731,365
762,000	Avantor Inc(b)	32,110,680
89,900	Avery Dennison Corp	19,469,643
16,759	Boston Beer Co Inc Class A(b)	8,464,971
61,400	Bright Horizons Family Solutions Inc(b)	7,729,032
404,100	Bruker Corp	33,908,031
383,600	Catalent Inc(b)	49,112,308
66,900	Cooper Cos Inc	28,027,086
214,858	CoStar Group Inc(b)	16,980,228
89,500	DENTSPLY SIRONA Inc	4,993,205
328,689	Elanco Animal Health Inc(b)	9,328,194
66,200	Equifax Inc	19,382,698
77,300	Exact Sciences Corp(b)	6,016,259
122,000	Exelixis Inc(b)	2,230,160
91,900	FleetCor Technologies Inc(b)	20,570,896
703,100	Hologic Inc(b)	53,829,336
48,600	ICU Medical Inc(b)	11,534,724
37,300	Incyte Corp(b)	2,737,820
197,800	Ionis Pharmaceuticals Inc(b)	6,019,054
16,000	Kodiak Sciences Inc(b)	1,356,480
14,523	Legalzoom.com Inc(b)(e)	233,385
23,600	MarketAxess Holdings Inc	9,705,972
27,000	Molina Healthcare Inc(b)	8,588,160
788,300	Multiplan Corp(b)(e)	3,492,169
77,400	Neurocrine Biosciences Inc(b)	6,592,158
316,195	Ortho Clinical Diagnostics Holdings PLC(b)	6,763,411
225,100	Perrigo Co PLC	8,756,390
90,800	Quidel Corp(b)	12,257,092
210,500	Reynolds Consumer Products Inc	6,609,700
90,200	Seagen Inc(b)	13,944,920
115,153	Teleflex Inc	37,825,457
316,300	Terminix Global Holdings Inc(b)	14,306,249
6,910	Toast Inc Class A(b)(e)	239,846
223,200	TransUnion	26,467,056
178,100	TreeHouse Foods Inc(b)	7,218,393
52,000	Ultragenyx Pharmaceutical Inc(b)	4,372,680
44,800	Verisk Analytics Inc	10,247,104
43,298	West Pharmaceutical Services Inc	20,307,195
		599,419,598
Energy — 0.16%
132,100	Shoals Technologies Group Inc Class A(b)(e)	3,210,030

See Notes to Financial Statements.

Annual Report - December 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND
Schedule of Investments
As of December 31, 2021
Shares		Fair Value
Financial — 5.82%
103,600	Assurant Inc	$ 16,147,096
189,100	Axis Capital Holdings Ltd	10,300,277
120,000	Cboe Global Markets Inc	15,648,000
51,700	eXp World Holdings Inc(e)	1,741,773
65,800	Kemper Corp	3,868,382
364,600	KKR & Co Inc	27,162,700
59,350	Raymond James Financial Inc	5,958,740
386,761	SoFi Technologies Inc(b)(e)	6,114,691
226,500	Tradeweb Markets Inc Class A	22,681,710
133,100	Webster Financial Corp	7,432,304
		117,055,673
Industrial — 19.70%
231,700	Agilent Technologies Inc	36,990,905
147,000	Amphenol Corp Class A	12,856,620
251,408	Ardagh Metal Packaging SA(b)(e)	2,270,214
491,200	Ball Corp	47,287,824
219,700	BWX Technologies Inc	10,519,236
68,200	Cognex Corp	5,303,232
482,154	Colfax Corp(b)	22,164,620
244,600	Fortive Corp	18,660,534
92,900	IDEX Corp	21,954,128
722,000	Ingersoll Rand Inc	44,670,140
165,200	JB Hunt Transport Services Inc	33,766,880
143,000	Keysight Technologies Inc(b)	29,530,930
11,300	Littelfuse Inc	3,555,884
27,168	Martin Marietta Materials Inc	11,968,047
322,300	National Instruments Corp	14,074,841
21,300	Packaging Corp of America	2,899,995
283,300	Sealed Air Corp	19,114,251
616,400	Textron Inc	47,586,080
82,600	Waste Connections Inc	11,255,902
		396,430,263
Technology — 19.51%
26,300	Atlassian Corp PLC Class A(b)	10,027,927
27,500	Bill.com Holdings Inc(b)	6,851,625
199,700	Black Knight Inc(b)	16,553,133
31,600	Broadridge Financial Solutions Inc	5,777,112
303,727	CCC Intelligent Solutions Holdings Inc(b)(e)	3,459,451
208,800	Ceridian HCM Holding Inc(b)	21,811,248
111,800	Citrix Systems Inc	10,575,162
871,983	Clarivate PLC(b)	20,509,040
31,771	Clear Secure Inc Class A(b)(e)	996,656
46,500	Crowdstrike Holdings Inc Class A(b)	9,520,875
96,600	DocuSign Inc(b)	14,713,146
63,800	Doximity Inc Class A(b)(e)	3,198,294
160,500	Entegris Inc	22,242,090
67,700	Fortinet Inc(b)	24,331,380
Shares		Fair Value
Technology — (continued)
3,234	HashiCorp Inc Class A(b)	$ 294,424
68,200	KLA Corp	29,333,502
59,000	Lattice Semiconductor Corp(b)	4,546,540
58,700	Leidos Holdings Inc	5,218,430
555,500	Marvell Technology Inc	48,600,695
616,100	Microchip Technology Inc	53,637,666
45,800	nCino Inc(b)(e)	2,512,588
157,900	Playtika Holding Corp(b)	2,730,091
18,497	Procore Technologies Inc(b)(e)	1,479,205
94,600	PTC Inc(b)	11,460,790
34,900	Roper Technologies Inc	17,165,914
54,276	SentinelOne Inc Class A(b)(e)	2,740,395
91,000	Skyworks Solutions Inc	14,117,740
57,088	Thoughtworks Holding Inc(b)(e)	1,530,529
77,700	Veeva Systems Inc Class A(b)	19,850,796
1,064,400	Zynga Inc Class A(b)	6,812,160
		392,598,604
Utilities — 0.26%
5,300	Ameren Corp	471,753
51,400	Eversource Energy	4,676,372
		5,148,125
TOTAL COMMON STOCK — 94.81% (Cost $1,214,304,616)		$1,907,549,112
CONVERTIBLE PREFERRED STOCK
Consumer, Cyclical — 2.29%
3,843	Maplebear Inc DBA Instacart Series I 0.00%(c)	456,356
443,489	Rivian Automotive Series F 0.00%(d)	43,686,106
47,688	Sila Nanotechnologies Inc Series F 0.00%(c)	1,968,217
		46,110,679
Technology — 0.04%
3,651	Databricks Inc Series G 0.00%(c)	804,872
TOTAL CONVERTIBLE PREFERRED STOCK — 2.33% (Cost $8,430,149)		$ 46,915,551
GOVERNMENT MONEY MARKET MUTUAL FUNDS
2,338,000	BlackRock FedFund Institutional Class(f), 0.03%(g)	2,338,000

See Notes to Financial Statements.

Annual Report - December 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND
Schedule of Investments
As of December 31, 2021
Shares		Fair Value
Government Money Market Mutual Funds — (continued)
2,377,000	Federated Hermes Government Obligations Fund Premier Shares(f), 0.03%(g)	$ 2,377,000
1,414,000	Fidelity® Investments Money Market Government Portfolio Institutional Class(f), 0.01%(g)	1,414,000
2,377,000	Goldman Sachs Financial Square Government Fund Institutional Class(f), 0.02%(g)	2,377,000
2,045,000	Invesco Government & Agency Portfolio Institutional Class(f), 0.03%(g)	2,045,000
2,045,000	JPMorgan U.S. Government Money Market Fund Capital Shares(f), 0.03%(g)	2,045,000
1,414,000	Morgan Stanley Institutional Liquidity Government Portfolio Institutional Class(f), 0.03%(g)	1,414,000
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 0.70% (Cost $14,010,000)		$ 14,010,000
Principal Amount
SHORT TERM INVESTMENTS
Repurchase Agreements — 1.04%
$8,278,504	Undivided interest of 14.00% in a repurchase agreement (principal amount/value $59,020,628 with a maturity value of $59,020,874) with Bank of America Securities Inc, 0.05%, dated 12/31/21 to be repurchased at $8,278,504 on 1/3/22 collateralized by Federal National Mortgage Association securities, 1.00% - 5.00%, 9/1/28 - 1/1/61, with a value of $60,201,041.(f)	8,278,504
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$4,290,032	Undivided interest of 9.71% in a repurchase agreement (principal amount/value $44,179,558 with a maturity value of $44,179,779) with Citigroup Global Markets Inc, 0.06%, dated 12/31/21 to be repurchased at $4,290,032 on 1/3/22 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 3.50%, 2/15/22 - 12/20/51, with a value of $45,063,151.(f)	$ 4,290,032
8,278,504	Undivided interest of 9.93% in a repurchase agreement (principal amount/value $83,389,448 with a maturity value of $83,389,795) with RBC Capital Markets Corp, 0.05%, dated 12/31/21 to be repurchased at $8,278,504 on 1/3/22 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 6.50%, 5/15/22 - 12/1/51, with a value of $85,057,237.(f)	8,278,504
TOTAL SHORT TERM INVESTMENTS — 1.04% (Cost $20,847,040)		$ 20,847,040
TOTAL INVESTMENTS — 98.88% (Cost $1,257,591,805)		$1,989,321,703
OTHER ASSETS & LIABILITIES, NET — 1.12%		$ 22,632,342
TOTAL NET ASSETS — 100.00%		$2,011,954,045

(a)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(b)	Non-income producing security.
(c)	Security is fair valued using significant unobservable inputs.
(d)	Restricted security; further details of these securities are included in a subsequent table.
(e)	All or a portion of the security is on loan at December 31, 2021.
(f)	Collateral received for securities on loan.
(g)	Rate shown is the 7-day yield as of December 31, 2021.
ADR	American Depositary Receipt
See Notes to Financial Statements.

Annual Report - December 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND
Schedule of Investments
As of December 31, 2021
At December 31, 2021, the Fund held the following restricted securities:
Security	Acquisition Dates	Cost	Fair Value	Fair Value as a Percentage of Net Assets
Common Stock
Venture Global LNG Inc Series B(a),(b),(c)	03/08/2018	$199,320	$392,711	0.02%
Venture Global LNG Inc Series C(a),(b),(c)	10/16/2017-03/08/2018	1,504,805	2,439,570	0.12
Convertible Preferred Stock
Rivian Automotive Series F(c)	11/11/2021	5,333,986	43,686,106	2.17
		$7,038,111	$46,518,387	2.31%
(a)	Non-income producing security.
(b)	Security is fair valued using significant unobservable inputs.
(c)	Restricted security; further details of these securities are included in a subsequent table.
See Notes to Financial Statements.

Annual Report - December 31, 2021

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of December 31, 2021
Great-West T. Rowe Price Mid Cap Growth Fund
ASSETS:
Investments in securities, fair value (including $33,675,709 of securities on loan)(a)	$1,968,474,663
Repurchase agreements, fair value(b)	20,847,040
Cash	62,585,342
Dividends receivable	244,899
Subscriptions receivable	1,743,274
Receivable for investments sold	1,662,706
Total Assets	2,055,557,924
LIABILITIES:
Payable for director fees	3,085
Payable for distribution fees	754
Payable for other accrued fees	85,425
Payable for shareholder services fees	247,309
Payable to investment adviser	1,107,839
Payable to custodian	390,400
Payable upon return of securities loaned	34,857,040
Redemptions payable	6,912,027
Total Liabilities	43,603,879
NET ASSETS	$2,011,954,045
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$15,387,891
Paid-in capital in excess of par	1,221,991,330
Undistributed/accumulated earnings	774,574,824
NET ASSETS	$2,011,954,045
NET ASSETS BY CLASS
Investor Class	$868,785,223
Class L	$3,642,179
Institutional Class	$1,139,526,643
CAPITAL STOCK:
Authorized
Investor Class	125,000,000
Class L	10,000,000
Institutional Class	440,000,000
Issued and Outstanding
Investor Class	21,324,132
Class L	674,977
Institutional Class	131,879,805
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$40.74
Class L	$5.40
Institutional Class	$8.64
(a) Cost of investments	$1,236,744,765
(b) Cost of repurchase agreements	$20,847,040
See Notes to Financial Statements.

Annual Report - December 31, 2021

GREAT-WEST FUNDS, INC.
Statement of Operations
For the fiscal year ended December 31, 2021
Great-West T. Rowe Price Mid Cap Growth Fund
INVESTMENT INCOME:
Income from securities lending	$72,989
Dividends	9,098,720
Foreign withholding tax	(35,543)
Total Income	9,136,166
EXPENSES:
Management fees	13,302,165
Shareholder services fees – Investor Class	2,726,098
Shareholder services fees – Class L	13,780
Audit and tax fees	32,326
Custodian fees	47,239
Director's fees	17,641
Distribution fees – Class L	9,839
Legal fees	10,361
Pricing fees	667
Registration fees	63,129
Shareholder report fees	15,199
Transfer agent fees	18,047
Other fees	6,234
Total Expenses	16,262,725
Less amount waived by investment adviser	24,073
Net Expenses	16,238,652
NET INVESTMENT LOSS	(7,102,486)
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments and foreign currency transactions	252,512,101
Net Realized Gain	252,512,101
Net change in unrealized appreciation on investments and foreign currency translations	39,050,544
Net Change in Unrealized Appreciation	39,050,544
Net Realized and Unrealized Gain	291,562,645
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$284,460,159
See Notes to Financial Statements.

Annual Report - December 31, 2021

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2021 and December 31, 2020
Great-West T. Rowe Price Mid Cap Growth Fund	2021	2020
OPERATIONS:
Net investment loss	$(7,102,486)	$(2,822,367)
Net realized gain	252,512,101	205,957,396
Net change in unrealized appreciation	39,050,544	205,348,668
Net Increase in Net Assets Resulting from Operations	284,460,159	408,483,697
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(40,038,349)	(20,307,119)
Class L	(1,162,759)	(1,168,399)
Institutional Class	(231,521,223)	(125,704,942)
From Net Investment Income and Net Realized Gains	(272,722,331)	(147,180,460)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	295,609,570	170,964,767
Class L	250,576	7,886,063
Institutional Class	253,353,269	307,556,987
Shares issued in reinvestment of distributions
Investor Class	40,038,349	20,307,119
Class L	1,162,759	1,168,399
Institutional Class	231,521,223	125,704,942
Shares redeemed
Investor Class	(275,788,663)	(360,287,235)
Class L	(1,310,118)	(51,825,541)
Institutional Class	(513,710,972)	(510,192,026)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	31,125,993	(288,716,525)
Total Increase (Decrease) in Net Assets	42,863,821	(27,413,288)
NET ASSETS:
Beginning of year	1,969,090,224	1,996,503,512
End of year	$2,011,954,045	$1,969,090,224
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	7,278,791	5,567,574
Class L	36,742	1,317,767
Institutional Class	25,864,366	38,895,262
Shares issued in reinvestment of distributions
Investor Class	972,914	559,197
Class L	200,015	180,106
Institutional Class	25,712,536	13,828,270
Shares redeemed
Investor Class	(6,873,852)	(11,711,535)
Class L	(184,244)	(8,173,985)
Institutional Class	(51,892,608)	(61,135,325)
Net Increase (Decrease)	1,114,660	(20,672,669)
See Notes to Financial Statements.

Annual Report - December 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income (loss)(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (b)(c)
Investor Class
12/31/2021	$37.22	(0.23)	5.75	5.52	(0.07)	(1.93)	(2.00)	$40.74	14.83%
12/31/2020	$30.83	(0.11)	7.52	7.41	-	(1.02)	(1.02)	$37.22	24.11%
12/31/2019	$24.00	(0.02)	7.52	7.50	(0.00) (d)	(0.67)	(0.67)	$30.83	31.28%
12/31/2018	$26.08	(0.03)	(0.58)	(0.61)	(0.02)	(1.45)	(1.47)	$24.00	(2.33%)
12/31/2017	$22.12	(0.06)	5.46	5.40	(0.08)	(1.36)	(1.44)	$26.08	24.43%
Class L
12/31/2021	$ 6.65	(0.06)	1.04	0.98	(0.30)	(1.93)	(2.23)	$ 5.40	14.70%
12/31/2020	$ 6.21	(0.03)	1.49	1.46	-	(1.02)	(1.02)	$ 6.65	23.88%
12/31/2019	$ 5.29	(0.02)	1.66	1.64	(0.05)	(0.67)	(0.72)	$ 6.21	31.02%
12/31/2018	$ 7.07	(0.03)	(0.15)	(0.18)	(0.15)	(1.45)	(1.60)	$ 5.29	(2.67%)
12/31/2017	$ 6.87	(0.04)	1.69	1.65	(0.09)	(1.36)	(1.45)	$ 7.07	24.17%
Institutional Class
12/31/2021	$ 9.25	(0.02)	1.43	1.41	(0.09)	(1.93)	(2.02)	$ 8.64	15.26%
12/31/2020	$ 8.28	(0.00) (d)	2.01	2.01	(0.02)	(1.02)	(1.04)	$ 9.25	24.52%
12/31/2019	$ 6.85	0.02	2.15	2.17	(0.07)	(0.67)	(0.74)	$ 8.28	31.73%
12/31/2018	$ 8.65	0.02	(0.19)	(0.17)	(0.18)	(1.45)	(1.63)	$ 6.85	(1.99%)
12/31/2017	$ 8.11	0.01	2.01	2.02	(0.12)	(1.36)	(1.48)	$ 8.65	24.99%
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income (loss) to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(e)
Supplemental Data and Ratios
Investor Class
12/31/2021	$ 868,785	1.02%	1.02%	(0.57%)	21%
12/31/2020	$ 742,366	1.02%	1.02%	(0.36%)	28%
12/31/2019	$ 787,200	1.02%	1.02%	(0.07%)	30%
12/31/2018	$ 655,816	1.02%	1.02%	(0.10%)	38%
12/31/2017	$ 810,369	1.03%	1.02%	(0.25%)	37%
Class L
12/31/2021	$ 3,642	1.37%	1.27%	(0.82%)	21%
12/31/2020	$ 4,140	1.33%	1.27%	(0.57%)	28%
12/31/2019	$ 45,330	1.32%	1.27%	(0.32%)	30%
12/31/2018	$ 34,538	1.32%	1.27%	(0.34%)	38%
12/31/2017	$ 33,384	1.38%	1.28%	(0.50%)	37%
Institutional Class
12/31/2021	$1,139,527	0.67%	0.67%	(0.22%)	21%
12/31/2020	$1,222,584	0.67%	0.67%	(0.01%)	28%
12/31/2019	$1,163,973	0.67%	0.67%	0.28%	30%
12/31/2018	$ 770,022	0.67%	0.67%	0.26%	38%
12/31/2017	$ 580,994	0.68%	0.67%	0.11%	37%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Amount was less than $0.01 per share.
(e)	Portfolio turnover is calculated at the Fund level.
See Notes to Financial Statements.

Annual Report - December 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND
Notes to Financial Statements

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of forty-six funds. Interests in the Great-West T. Rowe Price Mid Cap Growth Fund (the Fund) are included herein. The investment objective of the Fund is to seek long-term capital appreciation. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.
The Fund offers three share classes, referred to as Investor Class, Class L and Institutional Class shares. Effective as of the close of business on October 2, 2020, Class L shares are closed to new investors. Existing shareholders may continue to contribute, reinvest dividends and capital gains arising from Class L shares. The Fund reserves the right to modify or limit the above exceptions or re-open Class L shares at any time without prior notice. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. Expenses incurred by Great-West Funds, which are not Fund specific, are allocated based on relative net assets or other appropriate allocation methods.
The outbreak of the novel strain of coronavirus, specifically identified as "COVID-19", has affected the worldwide economy, the financial health of individual companies and the market in general. Global equity markets have experienced significant volatility and weakness. Governments and central banks have reacted with significant monetary and fiscal interventions designed to stabilize economic conditions. The duration and impact of the COVID-19 outbreak is unknown at this time, as is the efficacy of the government and central bank interventions. It is not possible to reliably estimate the length and severity of these developments and the impact on the financial results and condition of the Fund in future periods.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Fund is also an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services - Investment Companies. The following is a summary of the significant accounting policies of the Fund.
Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

Annual Report - December 31, 2021

For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
For private equity securities that are not traded on an exchange, an appropriate source, which may include the use of an internally developed or approved valuation model, a different external pricing vendor, or sourcing a price from a broker will be used. Valuation of these securities will be reviewed regularly by the Fair Value Pricing Committee.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Convertible Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.
Government Money Market Mutual Funds	Net asset value of underlying mutual fund.
Short Term Investments	Maturity date, credit quality and interest rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.

Annual Report - December 31, 2021

As of December 31, 2021, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector classifications, as applicable, are included in the Schedule of Investments. There were no transfers in or out of Level 3 during the year.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$ 1,888,547,902	$ 16,168,929	$ 2,832,281	$ 1,907,549,112
Convertible Preferred Stock	43,686,106	—	3,229,445	46,915,551
Government Money Market Mutual Funds	14,010,000	—	—	14,010,000
Short Term Investments	—	20,847,040	—	20,847,040
Total Assets	$ 1,946,244,008	$ 37,015,969	$ 6,061,726	$ 1,989,321,703
Restricted Securities
Investments in securities include issues that are restricted. A restricted security may have contractual restrictions on resale and is valued under methods approved by the Board of Directors reflecting fair value. Restricted securities are marked with an applicable footnote on the Schedule of Investments and are reported in a table following the Schedule of Investments.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Foreign Currency Translations and Transactions
The accounting records of the Fund are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.
The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Fund and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates. These gains and losses are included in net realized gain or loss and change in net unrealized appreciation or depreciation on the Statement of Operations.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Annual Report - December 31, 2021

Federal Income Taxes and Distributions to Shareholders
The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Fund, if any, are declared and paid semi-annually. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
The tax character of distributions paid during the years ended December 31, 2021 and 2020 were as follows:
	2021	2020
Ordinary income	$12,285,563	$2,034,139
Long-term capital gain	260,436,768	145,146,321
	$272,722,331	$147,180,460
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments, adjustments to the accounting treatment of partnerships and foreign currency reclassifications.
The tax components of capital shown in the following table represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation for federal income tax purposes. At December 31, 2021, the components of distributable earnings on a tax basis were as follows:
Undistributed net investment income	$372,969
Undistributed long-term capital gains	47,307,198
Capital loss carryforwards	—
Post-October losses	(1,636,844)
Net unrealized appreciation	728,531,501
Tax composition of capital	$774,574,824
The Fund has elected to defer to the next fiscal year the following Post-October losses:
Post-October Ordinary Losses	Post-October Capital Losses
$—	$(1,636,844)
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of December 31, 2021 were as follows:
Federal tax cost of investments	$1,260,790,202
Gross unrealized appreciation on investments	799,077,788
Gross unrealized depreciation on investments	(70,546,287)
Net unrealized appreciation on investments	$728,531,501
2.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Great-West Funds entered into an investment advisory agreement with Great-West Capital Management, LLC (GWCM) (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.66% of the Fund’s average daily net assets. Certain administration and accounting services fees for the Fund are included in the investment advisory agreement.

Annual Report - December 31, 2021

The Adviser contractually agreed to waive fees or reimburse expenses that exceed an annual rate of 0.67% of the Fund’s average daily net assets attributable to each Class, including management fees and expenses paid directly by the Fund, excluding shareholder service fees, distribution fees and certain extraordinary expenses (the “Expense Limit”). The agreement’s current term ends on April 30, 2022 and automatically renews for one-year unless terminated upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement. The amount waived or reimbursed, if any, is reflected in the Statement of Operations.
The Adviser is permitted upon approval by the Board of Directors to recoup amounts waived or reimbursed by the Fund in future periods, not exceeding three years following the particular waiver/reimbursement, provided the total annual operating expenses of each Class of the Fund plus such recoupment do not exceed the lesser of the Expense Limit that was in place at the time of the waiver/reimbursement or the Expense Limit in place at the time of recoupment. At December 31, 2021, the amounts subject to recoupment were as follows:
Expires December 31, 2022	Expires December 31, 2023	Expires December 31, 2024	Recoupment of Past Reimbursed Fees by the Adviser
$31,555	$45,382	$24,073	$0
The Adviser and Great-West Funds entered into a sub-advisory agreement with T. Rowe Price Associates, Inc. The Adviser is responsible for compensating the Sub-Adviser for its services.
Great-West Funds entered into a shareholder services agreement with Empower Retirement, LLC (Empower), an affiliate of GWCM and subsidiary of GWL&A. Pursuant to the shareholder services agreement, Empower provides various recordkeeping, administrative and shareholder services to shareholders and receives from the Investor Class and Class L shares of the Fund a fee equal to 0.35% of the average daily net asset value of the applicable share class.
GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund. The Fund has entered into a plan of distribution which provides for compensation for distribution of Class L shares and for providing or arranging for the provision of services to Class L shareholders. The distribution plan provides for a maximum fee equal to an annual rate of 0.25% of the average daily net assets of the Class L shares.
Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds.  The total compensation paid to the independent directors with respect to all forty-six funds for which they serve as directors was $1,071,000 for the fiscal year ended December 31, 2021.
3.  PURCHASES AND SALES OF INVESTMENTS
For the year ended December 31, 2021, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were $408,273,300 and $679,113,564, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.
4.  SECURITIES LOANED
The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The fair value of the loaned securities is determined daily at the close of business of the Fund and necessary collateral adjustments are made between the Fund and its counterparties on the next business day through the delivery or receipt of additional collateral. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of December 31, 2021, the Fund had securities on loan valued at $33,675,709 and received collateral as reported on the Statement of Assets and Liabilities of $34,857,040 for such loan which was invested in Repurchase Agreements collateralized by U.S. Government or U.S. Government Agency securities and Government Money Market Mutual Funds. The Repurchase Agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral.

Annual Report - December 31, 2021

Under the securities lending agreement, the collateral pledged is, by definition, the securities loaned against the cash borrowed. At December 31, 2021, the class of securities loaned consisted entirely of common stock. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. Additional information regarding the Fund's securities on loan is included in the Schedule of Investments.
5.  INDEMNIFICATIONS
The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
6.  SUBSEQUENT EVENTS
Management has reviewed all events subsequent to December 31, 2021, including the estimates inherent in the process of preparing these financial statements, through the date the financial statements were issued.
The Board of Directors of Great-West Funds, Inc., on behalf of the Fund, has authorized the redesignation of the Class L shares of the Funds into Investor Class shares of the Fund effective on or about April 22, 2022.

Annual Report - December 31, 2021

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders and the Board of Directors of Great-West Funds, Inc.
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Great-West T. Rowe Price Mid Cap Growth Fund (the “Fund”), one of the funds of Great-West Funds, Inc., as of December 31, 2021, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2021, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2021, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion
DELOITTE & TOUCHE LLP
Denver, Colorado
February 23, 2022
We have served as the auditor of one or more Great-West investment companies since 1982.

TAX INFORMATION (unaudited)
Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended December 31, 2021, 100% qualifies for the dividend received deduction available to the Fund’s corporate shareholders.

Fund Directors and Officers
Great-West Funds, Inc. (“Great-West Funds”) is organized under Maryland law and is governed by the Board of Directors. The following table provides information about each of the Directors and executive officers of Great-West Funds.
Independent Directors*
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served**	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Gail H. Klapper 8515 East Orchard Road, Greenwood Village, CO 80111 78	Chair & Independent Director	Since 2016 (as Chair) Since 2007 (as Independent Director)	Managing Attorney, Klapper Law Firm; Member/Director, The Colorado Forum; Manager, 6K Ranch, LLC; and former Director, Guaranty Bancorp	46	N/A
James A. Hillary*** 8515 East Orchard Road, Greenwood Village, CO 80111 58	Independent Director	Since 2017	Principal and Founding Partner, Fios Capital, LLC; Founder, Chairman and Chief Executive Officer, Independence Capital Asset Partners, LLC (“ICAP”); Member, Fios Partners LLC, Fios Holdings LLC; Sole Member, Fios Companies LLC, Resolute Capital Asset Partners; Manager, Applejack Holdings, LLC; and Manager and Member, Prestige Land Holdings, LLC	46	N/A
R. Timothy Hudner**** 8515 East Orchard Road, Greenwood Village, CO 80111 62	Independent Director	Since 2017	Director, Colorado State Housing Board; Regional Center Task Force; and former Director, Grand Junction Housing Authority; Counseling and Education Center	46	N/A
Steven A. Lake***** 8515 East Orchard Road, Greenwood Village, CO 80111 67	Independent Director	Since 2017	Managing Member, Lake Advisors, LLC; Member, Gart Capital Partners, LLC; and Executive Member, Sage Enterprise Holdings, LLC	46	N/A

Independent Directors*
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served**	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Stephen G. McConahey 8515 East Orchard Road, Greenwood Village, CO 80111 78	Independent Director & Audit Committee Chair	Since 2011 (as Independent Director) Since 2015 (as Audit Committee Chair)	Chairman, SGM Capital, LLC; Partner, Iron Gate Capital, LLC; Director, The IMA Financial Group, Inc.; and former Director, Guaranty Bancorp	46	N/A
Interested Director******
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Jonathan D. Kreider 8515 East Orchard Road, Greenwood Village, CO 80111 38	Director, President & Chief Executive Officer	Since 2020	Senior Vice President, Head of Great-West Investments, Empower; President & Chief Executive Officer and Manager, GWCM; formerly, Vice President, Great-West Funds Investment Products and Advised Assets Group, LLC ("AAG")	46	N/A
Officers
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Fund in Fund Complex Overseen by Director	Other Directorships Held by Director
Jonathan D. Kreider 8515 East Orchard Road, Greenwood Village, CO 80111 38	Director, President & Chief Executive Officer	Since 2020	Senior Vice President, Head of Great-West Investments, Empower; President & Chief Executive Officer, GWCM; formerly, Vice President, Great-West Funds Investment Products and AAG	46	N/A
Katherine L. Stoner 8515 East Orchard Road, Greenwood Village, CO 80111 65	Chief Compliance Officer	Since 2016	Chief Compliance Officer, GWCM and AAG	N/A	N/A

Officers
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Fund in Fund Complex Overseen by Director	Other Directorships Held by Director
Ryan L. Logsdon 8515 East Orchard Road, Greenwood Village, CO 80111 47	Chief Legal Officer & Secretary	Since 2010 (as Secretary) Since 2021 (as Chief Legal Officer)	Deputy General Counsel, Corporate & Investments, Empower; Secretary, Audit Committee, Great-West Life & Annuity Insurance Company of New York (“GWL&A of NY”); Vice President, Counsel & Secretary, GWCM; formerly, Vice President & Counsel, Great-West Funds; Vice President, Counsel & Secretary, AAG & GWFS	N/A	N/A
Kelly B. New 8515 East Orchard Road, Greenwood Village, CO 80111 46	Treasurer	Since 2021	Assistant Vice President, Fund Administration, Empower; Treasurer, GWCM; Assistant Vice President & Treasurer, Great-West Trust Company, LLC (“GWTC”); formerly, Assistant Treasurer Great-West Funds & GWTC	N/A	N/A
Adam J. Kavan 8515 East Orchard Road, Greenwood Village, CO 80111 35	Senior Counsel & Assistant Secretary	Since 2019	Assistant General Counsel, Corporate & Investments, Empower; Senior Counsel & Assistant Secretary, GWCM, GWFS and GWTC; Senior Counsel & Secretary, AAG	N/A	N/A
John A. Clouthier 8515 East Orchard Road, Greenwood Village, CO 80111 54	Assistant Treasurer	Since 2007	Assistant Vice President, Investment Operations, Empower; Assistant Treasurer, GWCM; Assistant Vice President and Assistant Treasurer, GWTC	N/A	N/A
Robert T. Kelly 8515 East Orchard Road, Greenwood Village, CO 80111 52	Assistant Treasurer	Since 2021	Assistant Vice President, Fund Financial Reporting & Tax, Empower; Assistant Treasurer, GWCM	N/A	N/A
* A Director who is not an “interested person” of Great-West Funds (as defined in Section 2(a)(19) of the 1940 Act) is referred to as an “Independent Director.”

** Each Director serves until the next shareholders’ meeting (and until the election and qualification of a successor), or until death, resignation, removal or retirement which takes effect no later than May 1 following his or her 75th birthday unless otherwise determined by the remaining directors. The remaining Independent Directors determined that Ms. Klapper and Mr. McConahey should continue on the Board until at least May 1, 2022. Officers are elected by the Board on an annual basis to serve until their successors have been elected and qualified.
*** Mr. Hillary is the Founder, Chairman and Chief Executive Officer of ICAP and sole member of Resolute Capital Asset Partners, LLC. Goldman Sachs & Co. LLC has a prime brokerage and institutional trading relationship with ICAP and is the clearing agent and custodian for Resolute Capital Asset Partners Fund I L.P., the general partner of Resolute Capital Asset Partners, LLC. Goldman Sachs & Co. LLC is the parent company of Goldman Sachs Asset Management, LP, the Sub-Adviser of the Great-West Mid Cap Value and Great-West Inflation-Protected Securities Funds and a Sub-Adviser of the Great-West Core Bond Fund. ICAP was previously a sub-adviser, and Mr. Hillary was a portfolio manager to the Franklin K2 Alternative Strategies Fund and the FTIF Franklin K2 Alternative Strategies Fund, which are funds offered by an affiliate of Franklin Templeton Institutional, LLC, a Sub-Adviser of the Great-West International Growth Fund. Mr. Hillary has personal banking accounts with an affiliate of J.P. Morgan Investment Management Inc., a Sub-Adviser of the Great-West International Growth and Great-West Large Cap Growth Funds. Mr. Hillary receives no special treatment due to the relationship.
**** Mr. Hudner’s daughter is employed by JP Morgan Chase, N.A., an affiliate of J.P. Morgan Investment Management Inc., a Sub-Adviser of the Great-West International Growth and Great-West Large Cap Growth Funds. Mr. Hudner has personal investments in the following: (i) a mutual fund advised by Massachusetts Financial Services Company, a Sub-Adviser of the Great-West International Value Fund, (ii) a mutual fund advised by Virtus Investment Advisers, Inc., an affiliate of Newfleet Asset Management, LLC, a Sub-Adviser of the Great-West Multi-Sector Bond Fund, and (iii) a mutual fund advised by Lazard Asset Management LLC, a Sub-Adviser of the Great-West Emerging Markets Equity Fund. Mr. Hudner receives no special treatment due to his ownership of such mutual funds.
***** Mr. Lake has personal investments in a mutual fund sub-advised by T. Rowe Price Associates, Inc., a Sub-Adviser of the Great-West Large Cap Value Fund and the Sub-Adviser of the Great-West T. Rowe Price Mid Cap Growth Fund. Mr. Lake receives no special treatment due to his ownership of such mutual fund.
****** An “Interested Director” refers to a Director who is an “interested person” of Great-West Funds (as defined in Section 2(a)(19) of the 1940 Act) by virtue of their affiliation with GWCM.
There are no arrangements or understandings between any Director or officer and any other person(s) pursuant to which s/he was elected as Director or officer.
Additional information about Great-West Funds and its Directors is available in the Great-West Funds’ Statement of Additional Information (“SAI”), which can be obtained free of charge upon request to: Secretary, Great-West Funds, Inc., 8525 East Orchard Road, Greenwood Village, Colorado 80111; (866) 831-7129. The SAI is also available on the Fund’s web site at https://greatwestinvestments.com.
Availability of Quarterly Portfolio Schedule
Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-PORT. Great-West Funds’ Forms N-PORT is available on the Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (866) 831-7129, and of the Securities and Exchange Commission’s website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (866) 831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

ITEM 2. CODE OF ETHICS.
(a)   As of the end of the period covered by this report, the registrant has adopted a Code of Ethics (the “Code of Ethics”) that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.
(b)   For purposes of this Item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:
(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;
(3) Compliance with applicable governmental laws, rules, and regulations;
(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and
(5) Accountability for adherence to the code.
(c)   During the period covered by this report, there have been no amendments to the registrant’s Code of Ethics.
(d)   During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.
(e)  Registrant’s Code of Ethics is attached hereto.
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Mr. Stephen A. Lake is the audit committee financial expert and is "independent," pursuant to general instructions on Form N-CSR, Item 3.
An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Directors.
ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(a)   Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $1,026,559 for fiscal year 2020 and $996,300 for fiscal year 2021.

(b)   Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were: $60,000 for fiscal year 2020 and $40,000 for fiscal year 2021. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits and administrative services related to the audit.
(c)   Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $0 for fiscal year 2020 and $0 for fiscal year 2021.
(d)   All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs ((a) through (c) of this Item).
(e)  (1) Audit Committee’s Pre-Approval Policies and Procedures.
Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to Great-West Funds by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for Great-West Funds if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for Great-West Funds that is responsible for the financial reporting or operations of Great-West Funds was employed by those auditors and participated in any capacity in an audit of Great-West Funds during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.
Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to Great-West Funds by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)1 provided that Great-West Funds’ auditors will not provide the following non-audit services to Great-West Funds: (a) bookkeeping or other services related to the accounting records or financial statements of Great-West Funds; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service

1No pre-approval is required as to non-audit services provided to Great-West Funds if: (a) the aggregate amount of all non-audit services provided to Great-West Funds constitute not more than 5% of the total amount of revenues paid by Great-West Funds to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

that the Public Company Accounting Oversight Board determines, by regulation, is impermissible. 2
Pre-approval with respect to Non-Great-West Funds Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of Great-West Funds (except those within applicable de minimis statutory or regulatory exceptions)3 to be provided by Great-West Funds’ auditors to (a) Great-West Funds’ investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds.4 The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.
Delegation. The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee's members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.
(f)    (2) 100% of the services described pursuant to paragraphs (b) through (d) of this Item 4 of Form N-CSR were approved by the Audit Committee, and no such services were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(g)   Not Applicable.
(h)   The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2020 equaled $2,132,450 and for fiscal year 2021 equaled $2,255,405.

2With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client's financial statements.

3For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to Great-West Funds, Great-West Funds’ investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

4No pre-approval is required by the Audit Committee as to non-audit services provided to any Great-West Funds sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with Great-West Funds’ primary investment adviser.

(i)   The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6. INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors that were implemented after the registrant last provided disclosure in response to this Item.
ITEM 11. CONTROLS AND PROCEDURES.
(a)   The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)   The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12. DISCLOSURE OF LENDING ACTIVITES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
(a)  Not applicable.
ITEM 13. EXHIBITS.
(a)   (1) Code of Ethics required by Item 2 of Form N-CSR is attached hereto.
(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3) Not applicable.
(4) Not applicable.
(b)   A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
GREAT-WEST FUNDS, INC.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:February 23, 2022
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:February 23, 2022
By:	/s/ Kelly B. New

Kelly B. New
Treasurer
Date:February 23, 2022